Other financial assets - financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Current derivative financial assets	€ 93	€ 283
Non-current derivative financial assets	5	14
Derivative financial assets	98	297
Current debt securities measured at fair value through profit or loss	233	230
Non-current debt securities measured at fair value through profit or loss	0	0
Debt securities measured at fair value through profit or loss	233	230
Current equity instruments measured at fair value through other comprehensive income	0	0
Non-current equity instruments measured at fair value through other comprehensive income	37	31
Equity instruments measured at fair value through other comprehensive income	37	31
Current equity instruments measured at fair value through profit or loss	47	41
Non-current equity instruments measured at fair value through profit or loss	12	2
Equity instruments measured at fair value through profit or loss	59	43
Current financial receivables	0	0
Non-current financial receivables	242	252
Financial receivables	242	252
Current collateral deposits	0	0
Non-current collateral deposits	42	61
Collateral deposits	42	61
Current debt securities measured at amortized cost	297	61
Non-current debt securities measured at amortized cost	2	2
Debt securities measured at amortized cost	299	63
Total current other financial assets	670	615
Total non-current other financial assets	340	362
Other financial assets	€ 1,010	€ 977